Investments in Associates and Joint Ventures - Changes in Cost of Investments (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balances at beginning of the year	₱ 55,427	₱ 46,130
Additions during the year	20	111	₱ 5,633
Disposals		(1,710)	(14,884)
Balances at end of the year	53,863	55,427	46,130
Costs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balances at beginning of the year	59,519	51,487
Additions during the year	80	13,247
Disposals		(5,230)
Translation and other adjustments	(83)	15
Balances at end of the year	₱ 59,516	₱ 59,519	₱ 51,487